Subsequent Events	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

Note 14:    Subsequent Events

On October 11, 2021, RAR entered into a consent to the Fifth Amendment to make certain additional changes to the Credit Agreement, which became effective upon consummation of the Business Combination, including extending the maturity date of the Senior Facilities to April, 2024, extending the PIK interest option until December 31, 2022 (subject to a minimum pro forma liquidity), as well as commencing an excess cash flow sweep on March 31, 2022 subject to funds on hand being greater than $20.0 million.

In connection with the proposed business combination agreement, on October 12, 2021, Seaport Global Acquisition Corp. entered into backstop subscription agreements (the “Backstop Agreements”) with certain subscribers (the “Backstop Subscribers”), including affiliates of funds managed by affiliates of Apollo Global Management, Inc. and Seaport Global SPAC, LLC, pursuant to which the Backstop Subscribers agreed, subject to certain conditions in the Backstop Agreements, to subscribe for and purchase up to an aggregate of 3,564,356 shares of Seaport’s Class A common stock, par value $0.0001 per share, in the event that more than 10,810,644 public shares of Seaport Class A common stock are submitted for redemption in connection with the proposed Business Combination Agreement, for a purchase price of $10.10 per share.

On October 22, 2021, in accordance with the Business Combination Agreement, Redbox and Seaport closed the Business Combination. The Business Combination will be accounted for as a reverse recapitalization in accordance with US GAAP. Under the guidance in ASC 805, Business Combinations, Seaport is expected to be treated as the “acquired” company for financial reporting purposes. Cash received by the Company from the Business Combination totaled $27.0 million, net of $50.0 million of proceeds used to pay down outstanding indebtedness under the Company’s Senior Facilities and transaction costs of $13.9 million. Transaction costs will be treated as issuance costs and netted against additional paid-in capital in the Company’s consolidated balance sheet. The result of the transaction transformed the Company into a publicly traded entity on Nasdaq under the ticker symbol “RDBX”.

The Company has evaluated subsequent events through November 22, 2021, the date on which the financial statements were issued.

Note 15:   Subsequent Events

On January 15, 2021, the Company entered into a two-year license agreement with Sony Pictures Home Entertainment effective January 1, 2021. The agreement replaces the licensing agreement the Company had in place with Sony that expired on December 31, 2020.

On January 29, 2021, the Company entered into the Fourth Amendment to the Credit Agreement. The Fourth Amendment provided for, among other things, (i) deferral of principal amortization payments until the maturity date, (ii) extension of the maturity date to April 2023, (iii) at the Company’s election, subject to certain liquidity thresholds, a paid in-kind (“PIK”) interest option, and (iv) waiver of all financial covenant requirements.

In addition, provided under the Fourth Amendment the Company incurred an additional principal amount under a Term B-2 Loan in an aggregate principal amount of $25.0 million, which was provided by New Outerwall. New Outerwall indirectly owns 100% of the equity of the Company and is therefore a related party of the Company. The proceeds from the loan will be used for general corporate purposes. The Term B-2 loan ranks pari passu basis with all obligations pursuant to the Credit Agreement.

Pursuant to the Fourth Amendment, interest is payable on the Senior Facilities and the Term B-2 loan entirely in cash or could be paid by increasing the principal amount of the Senior Facilities and Term B-2 loans (PIK interest), or through a combination of cash and PIK interest. Cash interest on the Senior Facilities and Term B-2 loan accrues at a rate of LIBOR plus 7.25% per annum. PIK interest on the Senior Facilities and Term B-2 loan accrues at a rate of LIBOR plus 8.25% per annum.

On March 26, 2021, the Company entered into an asset purchase agreement with Sony DADC US Inc. (the “Seller”) to purchase certain assets and assume certain liabilities of the Seller’s business of providing video content distribution and other related services. The net purchase price, based on the asset value as of the closing date is not expected to be material. The closing of the transaction is subject to certain closing conditions and is expected to occur in the second half of 2021.

On May 16, 2021, the Company became a party to a business combination agreement with Seaport Global Acquisition Corp. (a publicly traded special purpose acquisition company).

The proposed merger is expected to be completed in the second half of 2021, subject to, among other things, approval of the respective party’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. The result of the transaction will transform the Company into a publicly traded entity on the NASDAQ stock exchange. There is no assurance that the transaction will be consummated.

In connection with the planned merger, on May 16, 2021, the Company entered into the Fifth Amendment to its Credit Agreement. The Fifth Amendment, which becomes effective upon consummation of the merger, provides consent to the planned merger and, among other things, extends, the Senior Facilities maturity date to October 2023 and eliminates the PIK Interest option after the consummation of the merger. In addition, among other things, concurrently with the consummation of the merger, i) $15.0 million of cash proceeds from the merger will be used to pay down outstanding borrowings under the Revolving Credit Facility and ii) a minimum of $35.0 of cash proceeds from the merger million plus the product of 0.60 times the Excess Cash Proceeds (as that term is defined in the Fifth Amendment) will be used to pay down outstanding borrowings under the Term B-1 Loans.

In connection with the Company’s impending business combination and restructuring, on June 29, 2021, the Company and New Outerwall determined that it was no longer probable that the income tax payable balances of the Company to New Outerwall would be paid. As such, the Company recorded an entry to reduce Accrued and other current liabilities $15.8 million and increase Additional paid-in capital $15.8 million.

The Company has evaluated subsequent events through July 7, 2021, the date on which the financial statements were issued.

Seaport Global Acquisition Corp
Subsequent Events

Note 13 — Subsequent Events

On October 22, 2021, subsequent to the fiscal quarter ended March 31, 2021, Seaport Global Acquisition Corp., our predecessor and a Delaware corporation (“SGAC”), consummated the previously announced business combination pursuant to the business combination agreement entered into as of May 16, 2021 (as amended, the “Business Combination Agreement”), by and among SGAC, Seaport Merger Sub LLC, a Delaware limited liability company and wholly-owned subsidiary of SGAC (“Merger Sub”), Redwood Holdco, LP, a Delaware limited partnership (“Parent”), and Redwood Intermediate, LLC, a Delaware limited liability company (“Redbox”). Pursuant to the Business Combination Agreement, SGAC acquired certain equity interests of Redbox from Parent, its sole member, by way of Merger Sub merging with and into Redbox, and Redbox becoming a direct subsidiary of SGAC as a result thereof (the “Business Combination”).

On October 20, 2021, SGAC held a special meeting of stockholders (the “Special Meeting”), at which the SGAC stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Business Combination Agreement and (b) approving the other transactions contemplated by the Business Combination Agreement and related agreements described in the Proxy Statement.

Pursuant to the terms and subject to the conditions set forth in the Business Combination Agreement, on October 22, 2021 (the “Closing Date”), the Business Combination was consummated (the “Closing”).

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Note 10 — Subsequent Events

On July 8, 2021, the Company filed a preliminary proxy statement/prospectus with the SEC related to the Business Combination Agreement.

On October 22, 2021, the Company completed the Business Combination and changed its name to Redbox Entertainment Inc. In conjunction with the Business Combination, the holders of 12,346,223 shares of SGAC’s Class A common stock sold in the Initial Public Offering exercised their right to redeem those shares for cash at a price of approximately $10.10 per share, for an aggregate of approximately $124.7 million, which redemption occurred concurrent with the consummation of the Business Combination. The Company also completed the sale of 5,000,000 shares of Class A common stock for $50.0 million in the PIPE Investment described in Note 1.

In accordance with ASC Topic 855 Subsequent Events, no other events require adjustment or disclosure.